Label	Element	Value
SIT MUTUAL FUNDS INC | Sit Developing Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT DEVELOPING MARKETS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Sit Developing Markets Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.49% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.49%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. This Example reflects the current fee waiver in effect for the 1‑Year period. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies domiciled or operating in a developing market.
Developing markets are those countries that:

›	have emerging stock markets as defined by the International Finance Corporation,
›	have low‑to middle-income economies according to the World Bank, or
›	have similar developing characteristics, for example, countries in the MSCI EM Index and Hong Kong are considered to be developing.
As of September 30, 2022, the Fund held investments in Argentina, Australia, Hong Kong, South Korea, Taiwan, Thailand, Brazil, Mexico, South Africa, China, Singapore, Israel, India, Indonesia, Peru, Chile, Netherlands and United States.
In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
›	economic trends,
›	earnings outlook,
›	liquidity within the market,
›	fiscal and monetary policy,
›	currency exchange rate expectations,
›	investment valuation,
›	market sentiment, and
›	social and political trends.
After the country and regional allocations are determined, the Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	regional or country dominance and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in small, medium and large sized companies. Small companies generally have capitalizations of under $3.0 billion, and large companies generally have a capitalization greater than $5 billion. The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the markets(s) generally. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

The public health crisis caused by the novel coronavirus disease known as COVID‑19 has severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The COVID‑19 outbreak has resulted in numerous disruptions, including travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests. Although vaccines for COVID‑19 are available, the full impacts of the pandemic are unknown and the pace of recovery may vary from market to market. Similar consequences could arise as a result of the spread of other infectious diseases.

Separately, Russia’s recent military interventions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in this Prospectus.

›
Developing Markets Risk: Investment in developing markets are subject to unique political, economic, and market risks that can cause the Fund’s investments to be more volatile and less liquid than investments in developed markets.

›
International Investing Risk: International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›	Mid Cap Stock Risk: Stocks of mid cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
›
Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity, or trading opportunities at a favorable price or time.

›
Foreign Currency Hedging Transactions Risk: If the Adviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on their foreign currency transactions. In addition, the Fund’s hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.
›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber attacks or other cybersecurity breaches.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced. The benchmark is an unmanaged index, has no expenses, and it is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.The table below compares the Fund’s performance over different time periods to that of the Fund’s benchmark index, which is a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800‑332‑5580
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year‑to‑date return as of 9/30/22 (not annualized) was ‑26.80%. Best Quarter: 21.31% (2Q20) Worst Quarter: ‑20.87% (3Q20)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
SIT MUTUAL FUNDS INC | Sit Developing Markets Growth Fund | Sit Developing Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	1,005
10 Years	rr_ExpenseExampleYear10	$ 2,292
2012	rr_AnnualReturn2012	11.08%
2013	rr_AnnualReturn2013	0.59%
2014	rr_AnnualReturn2014	(7.79%)
2015	rr_AnnualReturn2015	(15.88%)
2016	rr_AnnualReturn2016	3.59%
2017	rr_AnnualReturn2017	43.23%
2018	rr_AnnualReturn2018	(14.75%)
2019	rr_AnnualReturn2019	19.77%
2020	rr_AnnualReturn2020	23.14%
2021	rr_AnnualReturn2021	(8.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year‑to‑date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.87%)
1 Year	rr_AverageAnnualReturnYear01	(8.87%)
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	3.95%
SIT MUTUAL FUNDS INC | Sit Developing Markets Growth Fund | Return after taxes on distributions | Sit Developing Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.33%)
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	3.21%
SIT MUTUAL FUNDS INC | Sit Developing Markets Growth Fund | Return after taxes on distributions and sale of Fund shares | Sit Developing Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.93%)
5 Years	rr_AverageAnnualReturnYear05	8.22%
10 Years	rr_AverageAnnualReturnYear10	3.03%
SIT MUTUAL FUNDS INC | Sit Developing Markets Growth Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.59%)
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	3.00%

[1]
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

[2]
Sit Investment Associates, Inc. (the “Adviser”) has agreed to a management fee waiver equal to 1.05% through June 30, 2024. Until such date, the waiver cannot be terminated without approval by the Fund’s Board of Directors. After June 30, 2024, the Adviser may elect to extend, modify or terminate the fee waiver.